Supplement dated December 23, 2024
to the Statement of Additional Information (SAI), as supplemented, dated May 1, 2024, for funds under the following trusts:
Trust
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Series Trust II
Effective immediately, references to Scout Investments, Inc. (Scout), as subadviser to VP - Partners Small Cap Growth Fund are hereby removed.
Effective immediately, the information in the “Subadvisers Subadvisory and Sub-Subadvisory Agreement Fee Schedules or Aggregate Effective Fee Rates" table under the subsection “Investment Management and Other Services – The Investment Manager and Subadvisers – Subadvisory Agreements" of the SAI with respect to VP – American Century Diversified Bond Fund, VP – Partners Core Equity Fund, VP – Partners Small Cap Growth Fund and VP – T. Rowe Price Large Cap Value Fund is hereby superseded and replaced with the following:
Fund	Subadviser	Parent Company/Other Information	Fee Schedule or Aggregate Effective Fee Rates
VP – American Century Diversified Bond Fund	American Century (effective May 10, 2010)	A	0.090% on the first $1.7 billion, declining to 0.070% as assets increase(i)
VP – Partners Core Equity Fund	JPMIM (effective on or about May 3, 2021) T. Rowe Price (effective May 20, 2019)	D G	0.153%(c)(j)
VP – Partners Small Cap Growth Fund	Allspring (effective May 10, 2010)	H	0.410%(f)
VP – T. Rowe Price Large Cap Value Fund	T. Rowe Price (effective November 14, 2016)	G	0.475% on the first $50 million, declining to 0.220% on all assets as asset levels increase(c)(k)
(c)
Effective December 1, 2024, T. Rowe Price has agreed to a voluntary subadvisory fee waiver arrangement whereby the subadvisory fee for the Fund (or portion thereof subadvised by T. Rowe Price) is reduced based on the combined assets of VP – T. Rowe Price Large Cap Value Fund, the portion of VP - Partners Core Equity Fund subadvised by T. Rowe Price and the portion of a private fund managed by the Investment Manager and subadvised by T. Rowe Price. The waiver ranges from 2.5% to 19% as the level of combined assets increase.
(f)
Effective January 1, 2021, the subadvisory services fee schedule for Allspring changed. Scout ceased serving as subadviser to a portion of the Fund’s assets, effective December 16, 2024.
(i)
Effective December 1, 2024, the subadvisory services fee schedule changed resulting in a fee rate decrease for certain asset levels.
(j)
Effective December 1, 2024, the subadvisory services fee schedule for T. Rowe Price changed. The rate shown is the estimated aggregate effective fee rate that will be paid by the Investment Manager to the subadvisers for the Fund as of such date. T. Rowe Price has agreed to waive a portion of its subadvisory fee with respect to the Fund.
(k)
Effective December 1, 2024, the subadvisory services fee schedule changed. The fee is calculated based on the aggregated assets of VP - T. Rowe Price Large Cap Value Fund and the portion of a private fund managed by the Investment Manager and subadvised by T. Rowe Price. T. Rowe Price has agreed to waive a portion of its subadvisory fee with respect to the Fund.
The rest of the section remains the same.
SUP7950-0010_(12/24)

Effective immediately, the following disclosure is added to the subsection “Expense Limitations – Expense Reimbursement Agreements" in the “Investment Management and Other Services" section of the SAI:
Expense Reimbursement Arrangements
Effective December 1, 2024, the contractual fee waiver/expense reimbursement agreement for VP – Partners Core Equity Fund described in the “More Information About the Fund(s) – Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance” section of the Fund’s prospectus has been terminated and replaced with voluntary arrangement. The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 0.68% for Class 1, 0.93% for Class 2 and 0.805% for Class 3.
Under the arrangement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This arrangement may be revised or discontinued at any time.
Effective December 16, 2024, the Investment Manager is voluntarily waiving a portion of its management fee for VP – Partners Small Cap Growth Fund at the annual rate of 0.20% effective on a portion of Fund assets formerly managed by a Fund subadviser that was terminated on December 16, 2024, which assets have been managed directly by the Investment Manager since that date. This voluntary management fee waiver is not taken into account as an offset to the Fund’s operating expenses when calculating an existing contractual fee waiver/reimbursement arrangement between the Fund and the Investment Manager.
Effective immediately, the information under the subsection, “The Investment Manager and Subadvisers - Portfolio Managers" in the “Investment Management and Other Services" section of the SAI for VP - Partners Small Cap Growth Fund is hereby modified by adding the following information:

		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2023, unless otherwise noted
VP – Partners Small Cap Growth Fund	Columbia Management: Christopher Lo(h)	13 RICs 12 other accounts	$14.52 billion $142.14 million	None	Columbia Management	Columbia Management
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(h)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of October 31, 2024.
The rest of the section remains the same.

SUP7950-0010_(12/24)

Effective on December 31, 2024, the information under the subsection, “The Investment Manager and Subadvisers - Portfolio Managers" in the “Investment Management and Other Services" section of the SAI for VP - MFS Value Fund is hereby superseded and replaced with the following:

		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2023, unless otherwise noted
VP – MFS Value Fund	MFS: Katherine Cannan	10 RICs 3 PIVs 16 other accounts	$67.83 billion $5.94 billion $6.99 billion	None	MFS	MFS
	Nevin Chitkara	10 RICs 3 PIVs 16 other accounts	$67.83 billion $5.94 billion $6.99 billion	None
	Thomas Crowley(i)	None	NA	None
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(i)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of October 31, 2024.
The rest of the section remains the same.
Effective immediately, the third paragraph under the subsection, “The Transfer Agent,” in the “Investment Management and Other Services - Other Services Provided” section of the SAI is hereby superseded and replaced with the following:
The Transfer Agent retains SS&C GIDS, Inc., 30 Braintree Hill Office Park, Suite 400, Braintree, MA 02184 as the Funds’ sub-transfer agent. SS&C GIDS, Inc. assists the Transfer Agent in carrying out its duties.
The rest of the section remains the same.
Effective immediately, the table under the caption “Ongoing Portfolio Holdings Disclosure Arrangements - Identity of Recipient - Recipients under arrangements with the Funds or Investment Manager" in the “Other Practices – Disclosure of Portfolio Holdings Information" section of the SAI is hereby changed by removing Catapult ME, Inc., Elevation Exhibits and Kynex, Inc., and adding ACA Global, Broadridge Financial Solutions Inc., ENPOINTE, FX Connect, LLC and SIX Financial Information as reflected below:
Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with the Funds or Investment Manager:
ACA Global	Used to evaluate and assess trading activity, execution and practices in respect of market abuse regulatory requirements.	Daily
Broadridge Financial Solutions Inc.	Used for printing of prospectuses and tailored shareholder reports.	As Needed
ENPOINTE	Used for commercial print.	As Needed
FX Connect, LLC	Used to execute foreign exchange orders.	Daily
SIX Financial Information	Used for ensuring Columbia Management does not violate the Office of Foreign Assets Control sanction requirements.	Daily
The rest of the section remains the same.

SUP7950-0010_(12/24)

Effective immediately, the table under the caption “Ongoing Portfolio Holdings Disclosure Arrangements - Identity of Recipient - Recipients under arrangements with subadvisers" in the “Other Practices – Disclosure of Portfolio Holdings Information" section of the SAI is hereby changed by removing Clearwater Analytics, LLC and ComplySci.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP7950-0010_(12/24)